Investment in associated companies (Restated) - Ownership Percentage (Details)	Dec. 31, 2016	Dec. 31, 2015	Mar. 10, 2015	Mar. 09, 2015	Dec. 31, 2014
Archer
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	39.72%	39.90%			39.90%
Seabras Sapura Participacoes Ltda (Seabras Sapura Participacoes)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%			50.00%
Seabras Sapura Holding GmbH (Seabras Sapura Holding)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%			50.00%
Itaunas Drilling B.V. (Itaunas Drilling)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	30.00%	30.00%			30.00%
Camburi Drilling B.V. (Camburi Drilling)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	30.00%	30.00%			30.00%
Sahy Drilling B.V. (Sahy Drilling)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	30.00%	30.00%			30.00%
SeaMex Ltd. (SeaMex)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%	50.00%	100.00%	0.00%